Investments in Associates and Joint Ventures_Investments In Associates(Details) - KRW (₩)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Disclosure of associates and joint ventures [Line Items]
Acquistion cost		₩ 319,573,000,000		₩ 2,391,570,000,000
Share of net asset amount		329,875,000,000		1,761,185,000,000
Carrying amount		₩ 335,070,000,000		₩ 1,770,673,000,000
KB Pre IPO Secondary Venture Fund 1st
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		15.19%
Acquistion cost		₩ 1,671,000,000
Share of net asset amount		1,601,000,000
Carrying amount		₩ 1,601,000,000
Industry		Investment finance
Location		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB GwS Private Securities Investment Trust
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.74%		26.74%
Acquistion cost		₩ 113,880,000,000		₩ 113,880,000,000
Share of net asset amount		134,891,000,000		133,150,000,000
Carrying amount		₩ 131,420,000,000		₩ 129,678,000,000
Industry		Investment finance		Investment finance
Location		Korea		Korea
KB Star Office Private Real Estate Investment Trust No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		21.05%		21.05%
Acquistion cost		₩ 20,000,000,000		₩ 20,000,000,000
Share of net asset amount		20,122,000,000		20,220,000,000
Carrying amount		₩ 19,709,000,000		₩ 19,807,000,000
Industry		Investment finance		Investment finance
Location		Korea		Korea
Sun Surgery Center Inc.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		28.00%
Acquistion cost		₩ 2,682,000,000
Share of net asset amount		2,682,000,000
Carrying amount		₩ 2,682,000,000
Industry		Hospital
Location		United States of America
Dae-A Leisure Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		49.36%
Acquistion cost		₩ 0
Share of net asset amount		1,017,000,000
Carrying amount		₩ 0
Industry		Earth works
Location		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Doosung Metal Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.52%		26.52%
Acquistion cost		₩ 0		₩ 0
Share of net asset amount		(20,000,000)		(51,000,000)
Carrying amount		₩ 0		₩ 0
Industry		Manufacture of metal products		Manufacture of metal products
Location		Korea		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
RAND Bio Science Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.24%		24.24%
Acquistion cost		₩ 2,000,000,000		₩ 2,000,000,000
Share of net asset amount		2,000,000,000		2,000,000,000
Carrying amount		₩ 2,000,000,000		₩ 2,000,000,000
Industry		Research and experimental development on medical sciences and pharmacy		Research and experimental development on medical sciences and pharmacy
Location		Korea		Korea
Balhae Infrastructure Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		12.61%		12.61%
Acquistion cost		₩ 101,794,000,000		₩ 130,189,000,000
Share of net asset amount		105,190,000,000		133,200,000,000
Carrying amount		₩ 105,190,000,000		₩ 133,200,000,000
Industry		Investment finance		Investment finance
Location		Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Bungaejangter Inc.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.69%
Acquistion cost		₩ 3,484,000,000
Share of net asset amount		3,484,000,000
Carrying amount		₩ 3,484,000,000
Industry		Portals and other internet information media service activities
Aju Good Technology Venture Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.46%		38.46%
Acquistion cost		₩ 8,230,000,000		₩ 1,998,000,000
Share of net asset amount		7,856,000,000		1,949,000,000
Carrying amount		₩ 8,230,000,000		₩ 1,998,000,000
Industry		Investment finance		Investment finance
Location		Korea		Korea
Acts Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		27.78%
Acquistion cost		₩ 500,000,000
Share of net asset amount		500,000,000
Carrying amount		₩ 500,000,000
Industry		Manufacture of optical lens and elements
Location		Korea
SY Auto Capital Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		49.00%		49.00%
Acquistion cost		₩ 9,800,000,000		₩ 9,800,000,000
Share of net asset amount		14,099,000,000		26,311,000,000
Carrying amount		₩ 8,070,000,000		₩ 5,693,000,000
Industry		Installment loan		Installment loan
Location		Korea		Korea
Wise Asset Management Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		33.00%		33.00%
Acquistion cost		₩ 0		₩ 0
Share of net asset amount		0		0
Carrying amount		₩ 0		₩ 0
Industry		Asset management		Asset management
Location		Korea		Korea
Description of nature of entitys relationship with associate	[3]	Carrying amount of the investment has been recognized as a loss from the date Hyundai Securities Co., Ltd. was included in the consolidation scope.		Carrying amount of the investment has been recognized as a loss from the date Hyundai Securities Co., Ltd. was included in the consolidation scope.
Incheon Bridge Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		14.99%		14.99%
Acquistion cost		₩ 9,158,000,000		₩ 24,677,000,000
Share of net asset amount		(16,202,000,000)		728,000,000
Carrying amount		₩ 0		₩ 728,000,000
Industry		Operation of highways and related facilities		Operation of highways and related facilities
Location		Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Jungdong Steel Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		42.88%		42.88%
Acquistion cost		₩ 0		₩ 0
Share of net asset amount		(436,000,000)		(423,000,000)
Carrying amount		₩ 0		₩ 0
Industry		Wholesale of primary metal		Wholesale of primary metal
Location		Korea		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Kendae Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		41.01%		41.01%
Acquistion cost		₩ 0		₩ 0
Share of net asset amount		(223,000,000)		(351,000,000)
Carrying amount		₩ 127,000,000		₩ 0
Industry		Screen printing		Screen printing
Location		Korea		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Daesang Techlon Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		47.73%
Acquistion cost		₩ 0
Share of net asset amount		97,000,000
Carrying amount		₩ 0
Industry		Manufacture of plastic wires, bars, pipes, tubes and hoses
Location		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Dongjo Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.29%
Acquistion cost		₩ 0
Share of net asset amount		691,000,000
Carrying amount		₩ 0
Industry		Wholesale of agricultural and forestry machinery and equipment
Location		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Dpaps Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		38.62%		38.62%
Acquistion cost		₩ 0		₩ 0
Share of net asset amount		155,000,000		151,000,000
Carrying amount		₩ 0		₩ 0
Industry		Wholesale of paper products		Wholesale of paper products
Location		Korea		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Big Dipper Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		29.33%
Acquistion cost		₩ 440,000,000
Share of net asset amount		325,000,000
Carrying amount		₩ 440,000,000
Industry		Big data consulting
Builton Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.22%
Acquistion cost		₩ 800,000,000
Share of net asset amount		800,000,000
Carrying amount		₩ 800,000,000
Industry		Software development and supply
Location		Korea
Shinla Construction Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.24%		20.24%
Acquistion cost		₩ 0		₩ 0
Share of net asset amount		(553,000,000)		(545,000,000)
Carrying amount		₩ 0		₩ 0
Industry		Specialty construction		Specialty construction
Location		Korea		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Shinhwa Underwear Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		26.24%		26.24%
Acquistion cost		₩ 0		₩ 0
Share of net asset amount		(103,000,000)		(138,000,000)
Carrying amount		₩ 138,000,000		₩ 103,000,000
Industry		Manufacture of underwears and sleepwears		Manufacture of underwears and sleepwears
Location		Korea		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
A-PRO Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		12.61%
Acquistion cost		₩ 1,500,000,000
Share of net asset amount		1,500,000,000
Carrying amount		₩ 1,500,000,000
Industry		Manufacture of electric power storage system
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
MJT&I Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.89%		22.89%
Acquistion cost		₩ 0		₩ 0
Share of net asset amount		(601,000,000)		(542,000,000)
Carrying amount		₩ 127,000,000		₩ 232,000,000
Industry		Wholesale of other goods		Wholesale of other goods
Location		Korea		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Inno Lending Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		19.90%		19.90%
Acquistion cost		₩ 398,000,000		₩ 398,000,000
Share of net asset amount		230,000,000		378,000,000
Carrying amount		₩ 230,000,000		₩ 378,000,000
Industry		Credit rating model development		Credit rating model development
Location		Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Jaeyang Industry Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		20.86%		20.86%
Acquistion cost		₩ 0		₩ 0
Share of net asset amount		(522,000,000)		(522,000,000)
Carrying amount		₩ 0		₩ 0
Industry		Manufacture of luggage and other protective cases		Manufacture of luggage and other protective cases
Location		Korea		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Jungdo Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.53%
Acquistion cost		₩ 0
Share of net asset amount		1,664,000,000
Carrying amount		₩ 0
Industry		Office, commercial and institutional building construction
Location		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Jinseung Tech Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		30.04%
Acquistion cost		₩ 0
Share of net asset amount		(173,000,000)
Carrying amount		₩ 0
Industry		Manufacture of other general-purpose machinery n.e.c.
Location		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Terra Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.06%		24.06%
Acquistion cost		₩ 0		₩ 0
Share of net asset amount		36,000,000		44,000,000
Carrying amount		₩ 20,000,000		₩ 28,000,000
Industry		Manufacture of hand-operated kitchen appliances and metal ware		Manufacture of hand-operated kitchen appliances and metal ware
Location		Korea		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.		The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
Paycoms Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		24.06%
Acquistion cost		₩ 800,000,000
Share of net asset amount		800,000,000
Carrying amount		₩ 800,000,000
Industry		System software publishing
Location		Korea
Food Factory Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		30.00%
Acquistion cost		₩ 1,000,000,000
Share of net asset amount		1,000,000,000
Carrying amount		₩ 1,000,000,000
Industry		Farm product distribution industry
Location		Korea
Korea NM Tech Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		22.41%
Acquistion cost		₩ 0
Share of net asset amount		580,000,000
Carrying amount		₩ 0
Industry		Manufacture of motor vehicles, trailers and semitrailers
Location		Korea
Description of nature of entitys relationship with associate	[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
KB IGen Private Equity Fund No.1
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		0.03%		0.03%
Acquistion cost		₩ 3,000,000		₩ 10,000,000
Share of net asset amount		3,000,000		10,000,000
Carrying amount		₩ 3,000,000		₩ 10,000,000
Industry		Investment finance		Investment finance
Location		Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Description of nature of entitys relationship with associate	[4]	KB-Glenwood Private Equity Fund changed the name to KB IGen Private Equity Fund No. 1.		KB-Glenwood Private Equity Fund changed the name to KB IGen Private Equity Fund No. 1.
KB No.8 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		0.10%		0.10%
Acquistion cost		₩ 10,000,000		₩ 10,000,000
Share of net asset amount		20,000,000		19,000,000
Carrying amount	[5]	₩ 20,000,000		₩ 19,000,000
Industry		SPAC		SPAC
Location		Korea		Korea
Fair value of investments In associates where price quotations Published	[5]	₩ 20,000,000		₩ 20,000,000
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB No.9 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		0.11%		0.11%
Acquistion cost		₩ 24,000,000		₩ 24,000,000
Share of net asset amount		31,000,000		31,000,000
Carrying amount	[6]	₩ 31,000,000		₩ 31,000,000
Industry		SPAC		SPAC
Location		Korea		Korea
Fair value of investments In associates where price quotations Published	[6]	₩ 31,000,000		₩ 31,000,000
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB No.10 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		0.19%		0.19%
Acquistion cost		₩ 10,000,000		₩ 10,000,000
Share of net asset amount		20,000,000		20,000,000
Carrying amount	[7]	₩ 20,000,000		₩ 20,000,000
Industry		SPAC		SPAC
Location		Korea		Korea
Fair value of investments In associates where price quotations Published	[7]	₩ 20,000,000		₩ 20,000,000
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB No.11 Special Purpose Acquisition Company
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		0.31%		4.76%
Acquistion cost		₩ 10,000,000		₩ 10,000,000
Share of net asset amount		19,000,000		13,000,000
Carrying amount		₩ 19,000,000	[8]	₩ 13,000,000
Industry		SPAC		SPAC
Location		Korea		Korea
Fair value of investments In associates where price quotations Published	[8]	₩ 20,000,000
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB Private Equity Fund Ⅲ
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		15.68%		15.68%
Acquistion cost		₩ 8,000,000,000		₩ 8,000,000,000
Share of net asset amount		7,899,000,000		8,000,000,000
Carrying amount		₩ 7,899,000,000		₩ 8,000,000,000
Industry		Investment finance		Investment finance
Location		Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
Korea Credit Bureau Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		9.00%		9.00%
Acquistion cost		₩ 4,500,000,000		₩ 4,500,000,000
Share of net asset amount		5,056,000,000		4,853,000,000
Carrying amount		₩ 5,056,000,000		₩ 4,853,000,000
Industry		Credit information		Credit information
Location		Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KoFC KBIC Frontier Champ 2010-5(PEF)
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		50.00%		50.00%
Acquistion cost		₩ 6,485,000,000		₩ 23,985,000,000
Share of net asset amount		7,506,000,000		25,105,000,000
Carrying amount		₩ 7,120,000,000		₩ 24,719,000,000
Industry		Investment finance		Investment finance
Location		Korea		Korea
KoFC POSCO HANHWA KB Shared Growth Private Equity Fund No. 2
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.00%		25.00%
Acquistion cost		₩ 12,970,000,000		₩ 22,701,000,000
Share of net asset amount		17,213,000,000		24,789,000,000
Carrying amount		₩ 17,213,000,000		₩ 24,789,000,000
Industry		Investment finance		Investment finance
Location		Korea		Korea
Keystone-Hyundai Securities No. 1 Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		5.64%		5.64%
Acquistion cost		₩ 1,842,000,000		₩ 1,842,000,000
Share of net asset amount		1,761,000,000		1,850,000,000
Carrying amount		₩ 1,761,000,000		₩ 1,850,000,000
Industry		Investment finance		Investment finance
Location		Korea		Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.		As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
POSCO-KB Shipbuilding Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		31.25%
Acquistion cost		₩ 2,500,000,000
Share of net asset amount		2,345,000,000
Carrying amount		₩ 2,345,000,000
Industry		Investment finance
Location		Korea
Hyundai Tongyang Agrifood Private Equity Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		25.47%		25.47%
Acquistion cost		₩ 82,000,000		₩ 4,645,000,000
Share of net asset amount		543,000,000		3,957,000,000
Carrying amount		₩ 543,000,000		₩ 3,957,000,000
Industry		Investment finance		Investment finance
Location		Korea		Korea
JSC Bank CenterCredit
Disclosure of associates and joint ventures [Line Items]
Acquistion cost				₩ 954,104,000,000
Share of net asset amount				(32,191,000,000)
Carrying amount				₩ 0
Industry				Banking
Ordinary share
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				29.56%
Fair value of investments In associates where price quotations Published				₩ 29,358,000,000
Description Of reasons why presumption that interest of more than twenty per cent in associate is overcome	[9]			The Group determined that ordinary shares and convertible preference shares issued by JSC Bank CenterCredit are the same in economic substance except for the voting rights, and therefore, the equity method accounting is applied on the basis of single ownership ratio of 41.93%, which is calculated based on ordinary and convertible preference shares held by the Group against the total outstanding ordinary and convertible preference shares issued by JSC Bank CenterCredit. On April 18, 2017, the Group transferred the entire shares of JSC Bank CenterCredit held by the Group.
Preference share
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				93.15%
Fair value of investments In associates where price quotations Published	[9]			₩ 29,358,000,000
Description Of reasons why presumption that interest of more than twenty per cent in associate is overcome	[9]			The Group determined that ordinary shares and convertible preference shares issued by JSC Bank CenterCredit are the same in economic substance except for the voting rights, and therefore, the equity method accounting is applied on the basis of single ownership ratio of 41.93%, which is calculated based on ordinary and convertible preference shares held by the Group against the total outstanding ordinary and convertible preference shares issued by JSC Bank CenterCredit. On April 18, 2017, the Group transferred the entire shares of JSC Bank CenterCredit held by the Group.
IMM Investment 5th PRIVATE EQUITY FUND
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				98.88%
Acquistion cost				₩ 10,000,000,000
Share of net asset amount				9,999,000,000
Carrying amount				₩ 9,999,000,000
Industry				Private Equity Fund
Location				Korea
Description of nature of entitys relationship with associate	[10]			Although the Group holds a majority of the investee’s voting rights, other limited partners have a right to replace general partners. Therefore, the Group has been classified the entity as investment in associates.
isMedia Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				22.87%
Acquistion cost				₩ 3,978,000,000
Share of net asset amount				3,978,000,000
Carrying amount				₩ 3,978,000,000
Industry				Software development consulting
Location				Korea
KB Insurance Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				39.81%
Acquistion cost				₩ 1,052,759,000,000
Share of net asset amount				1,393,320,000,000
Carrying amount	[11]			₩ 1,392,194,000,000
Industry				Non-life insurance
Location				Korea
Fair value of investments In associates where price quotations Published	[11]			₩ 522,288,000,000
Ejade Co., Ltd.
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				25.81%
Acquistion cost				₩ 0
Share of net asset amount				(523,000,000)
Carrying amount				₩ 0
Industry				Wholesale of underwears
Location				Korea
Description of nature of entitys relationship with associate	[2]			The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
KBIC Private Equity Fund No 3
Disclosure of associates and joint ventures [Line Items]
Ownership (%)				2.00%
Acquistion cost				₩ 2,050,000,000
Share of net asset amount				2,396,000,000
Carrying amount				₩ 2,396,000,000
Industry				Investment finance
Location				Korea
Description of reasons why presumption investor does not have significant influence is overcome when its interest in investee is less than twenty per cent	[1]			As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
KB-KDBC New Technology Business Investment Fund
Disclosure of associates and joint ventures [Line Items]
Ownership (%)		66.66%
Acquistion cost		₩ 5,000,000,000
Share of net asset amount		4,972,000,000
Carrying amount	[12]	₩ 4,972,000,000
Industry		Investment finance
Location		Korea
Description of nature of entity's relationship with joint venture	[12]	In order to take control over the related operations, the agreement from two operative members are required. As such, the group cannot control the investee alone, and the equity method is applied.

[1]	As of December 31, 2016 and 2017, the Group is represented in the governing bodies of its associates. Therefore, the Group has a significant influence over the decision-making process relating to their financial and business policies.
[2]	The investment in associates was reclassified from available-for-sale financial assets due to termination of rehabilitation procedures.
[3]	Carrying amount of the investment has been recognized as a loss from the date Hyundai Securities Co., Ltd. was included in the consolidation scope.
[4]	KB-Glenwood?Private Equity Fund changed the name to KB IGen Private Equity Fund No. 1.
[5]	The market value of KB No.8 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2016, and 2017 amounts to ￦20 million and ￦20 million.
[6]	The market value of KB No.9 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2016 and 2017, amounts to ￦31 million and ￦31 million, respectively.
[7]	The market value of KB No.10 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2016 and 2017, amounts to ￦20 million and ￦20 million, respectively.
[8]	The market value of KB No.11 Special Purpose Acquisition Company, reflecting the quoted market price as of December 31, 2017, amounts to ￦20 million.
[9]	Market values of ordinary shares of JSC Bank CenterCredit, reflecting the published market price, as of December 31, 2016, are ￦29,358 million. The Group determined that ordinary shares and convertible preference shares issued by JSC Bank CenterCredit are the same in economic substance except for the voting rights, and therefore, the equity method accounting is applied on the basis of single ownership ratio of 41.93%, which is calculated based on ordinary and convertible preference shares held by the Group against the total outstanding ordinary and convertible preference shares issued by JSC Bank CenterCredit. On April 18, 2017, the Group transferred the entire shares of JSC Bank CenterCredit held by the Group.
[10]	Although the Group holds a majority of the investee’s voting rights, other limited partners have a right to replace general partners. Therefore, the Group has been classified the entity as investment in associates.
[11]	The market value of KB Insurance Co., Ltd., reflecting the quoted market price, as of December 31, 2016, amounts to ￦522,288 million.
[12]	In order to take control over the related operations, the agreement from two operative members are required. As such, the group cannot control the investee alone, and the equity method is applied.